Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 54,741,586
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	19,660,222
Due after one year through two years	1,676,056
Due after two years through three years	1,159,144
Due after three years through four years	335,659
Due after four years through five years	397,591
Due after five years	212,416
Total	23,441,088
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	7,418,470
Due after one year through two years	140,300
Total	7,558,770
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	17,936,190
Due after one year through two years	59,530
Due after two years through three years	9,536
Due after three years through four years	6,624
Due after four years through five years	2,788
Due after five years	3,268
Total	18,017,936
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	5,565,541
Due after one year through two years	80,747
Due after two years through three years	11,224
Due after four years through five years	66,280
Total	5,723,792
Time deposits
Deposits From Banking Clients [Line Items]
Total	41,459,024
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	13,282,562
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	27,078,692
Due after one year through two years	1,816,356
Due after two years through three years	1,159,144
Due after three years through four years	335,659
Due after four years through five years	397,591
Due after five years	212,416
Total	30,999,858
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	23,501,731
Due after one year through two years	140,277
Due after two years through three years	20,760
Due after three years through four years	6,624
Due after four years through five years	69,068
Due after five years	3,268
Total	¥ 23,741,728